Cover Page - shares	12 Months Ended
	Dec. 31, 2020	Apr. 05, 2021
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Innoviz Technologies Ltd.
Entity File Number	001-40310
Entity Central Index Key	0001835654
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Entity Address, Country	IL
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Trading Symbol	INVZ
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding		129,820,963
Entity Incorporation, State or Country Code	L3
ICFR Auditor Attestation Flag	false
Warrant [Member]
Document Information [Line Items]
Trading Symbol	INVZW
Title of 12(b) Security	Warrants to purchase ordinary shares
Security Exchange Name	NASDAQ